Fair Value and Carrying Value of Convertible Bonds (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Debt Instrument [Line Items]
Fair value	$ 78,131	[1]	486,767	[1]	532,506	[1]
Carrying value	$ 59,163		368,590		498,646

[1]	The fair value of the convertible bonds is determined using binomial model with reference to market quote on the trade price of the convertible bonds as of December 31, 2011 and 2012.